Other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other current assets
Income taxes receivable	€ 209,545	€ 159,290
Debt securities	133,322	99,592
Other taxes receivable	127,880	107,708
Payments on account	110,078	104,817
Receivables for supplier rebates	51,296	68,203
Prepaid rent	26,374	57,319
Deposit / Guarantee / Security	22,226	19,915
Prepaid insurance	19,796	23,632
Derivatives	2,513	7,837
Other	210,573	155,770
Other current assets	€ 913,603	€ 804,083